SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of interests in subsidiaries	The following provides information about the partnership's wholly-owned subsidiaries as of December 31, 2020 and 2019:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2020	2019	2020	2019
Business services
Residential real estate services business	Bridgemarq Real Estate Services	Canada	100%	100%	100%	100%
Construction services business	Multiplex	United Kingdom	100%	100%	100%	100%
    The following table presents details of non-wholly owned subsidiaries of the partnership:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2020	2019	2020	2019
Business services
Financial advisory services business	Sera Global	Canada	75%	100%	75%	100%
Condominium management services business	Crossbridge Condominium Services Ltd.	Canada	90%	90%	90%	90%
IT storage facilities management business	WatServ	Canada	75%	75%	75%	75%
Road fuel distribution and marketing business	Greenergy Fuels Holding Limited	United Kingdom	89%	85%	18%	14%
Wireless broadband business	Imagine Communications Group Limited	Ireland	55%	55%	31%	31%
Healthcare services business	Healthscope Limited	Australia	100%	100%	28%	27%
Heavy equipment and light vehicle fleet management	Ouro Verde Locação e Seviços S.A.	Brazil	100%	100%	35%	35%
Residential mortgage insurance services	Sagen MI Canada Inc.	Canada	57%	57%	24%	29%
Indian financing company	IndoStar Capital Finance Limited	India	57%	—%	20%	—%
Infrastructure services
Service provider to the nuclear power generation industry	Westinghouse Electric Company	United States	100%	100%	44%	44%
Service provider to the offshore oil production industry	Altera Infrastructure LP	United States	99%	73%	43%	31%
Industrials
Limestone mining operations	Hammerstone Corporation	Canada	100%	100%	39%	39%
Producer of graphite electrodes	GrafTech International Ltd.	United States	55%	74%	19%	25%
Water and wastewater services	BRK Ambiental	Brazil	70%	70%	26%	26%
Infrastructure support products manufacturing operation	AP Infrastructure Solutions LP	Canada	100%	100%	25%	25%
Provider of returnable plastic packaging	Schoeller Allibert Group B.V.	Netherlands	52%	52%	14%	14%
Canadian well-servicing operation	CWC Energy Services Corp.	Canada	80%	80%	54%	54%
Canadian energy operation	Ember Resources Inc.	Canada	100%	100%	46%	46%
Manufacturer of automotive batteries	Clarios Global LP	United States	100%	100%	28%	28%
Remanufacturer of automotive aftermarket replacement parts	Cardone Industries Inc.	United States	98%	—%	52%	—%
he following tables present the gross assets and liabilities as well as gross amounts of revenues, net income (loss), other comprehensive income and distributions from the partnership’s investments in material non-wholly owned subsidiaries for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31, 2020
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$4,113	$12,741	$4,413	$7,093	$18,584	$459	$417	$350	$(650)	$3,969
Infrastructure services	2,328	8,092	2,561	7,248	4,399	(281)	(120)	(161)	(249)	355
Industrials	5,178	17,721	3,009	16,232	10,652	3	(360)	144	(324)	2,746
Total	$11,619	$38,554	$9,983	$30,573	$33,635	$181	$(63)	$333	$(1,223)	$7,070

	Year ended December 31, 2019
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$3,743	$11,388	$4,448	$6,247	$23,773	$200	$35	$111	$(368)	$3,166
Infrastructure services	2,358	8,262	2,289	7,028	4,559	(446)	(138)	(281)	(370)	833
Industrials	4,622	17,864	2,729	15,815	9,644	660	(104)	502	(936)	2,968
Total	$10,723	$37,514	$9,466	$29,090	$37,976	$414	$(207)	$332	$(1,674)	$6,967

	Year ended December 31, 2018
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$2,413	$1,773	$3,113	$475	$25,785	$(20)	$4	$(20)	$(46)	$424
Infrastructure services	2,889	8,750	2,921	6,208	2,419	282	(121)	170	(16)	1,534
Industrials	1,991	5,656	1,040	4,823	3,894	895	(239)	612	(1,542)	1,425
Total	$7,293	$16,179	$7,074	$11,506	$32,098	$1,157	$(356)	$762	$(1,604)	$3,383
    The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the partnership’s consolidated statements of financial position:

(US$ MILLIONS)	2020	2019
Non-controlling interests related to material non-wholly owned subsidiaries
Business services	$3,969	$3,166
Infrastructure services	355	833
Industrials	2,746	2,968
Total non-controlling interests in material non-wholly owned subsidiaries	$7,070	$6,967
Total individually immaterial non-controlling interests balance	775	294
Total non-controlling interests	$7,845	$7,261

Disclosure of detailed information about property, plant and equipment	Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Leasehold improvements	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 20 years
Vessels	Up to 35 years
Oil and gas related equipment and mining property	Units of production

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others (5)	Right-of-use assets	Total assets
Gross carrying amount
Balance at January 1, 2019	$127	$649	$2,223	$3,792	$1,624	$—	$8,415
Additions (cash and non-cash)	1	346	582	210	157	233	1,529
Dispositions	(1)	(78)	(266)	—	(368)	(59)	(772)
Acquisitions through business combinations (1)	523	2,886	2,677	—	263	228	6,577
Transfers and assets reclassified as held for sale (2)	(22)	(107)	(178)	(31)	(54)	60	(332)
Changes in accounting policy	—	—	—	—	—	978	978
Foreign currency translation and other	5	12	(3)	(1)	71	23	107
Balance at December 31, 2019	$633	$3,708	$5,035	$3,970	$1,693	$1,463	$16,502
Additions (cash and non-cash)	1	174	547	475	15	314	1,526
Dispositions	(7)	(5)	(150)	(254)	(18)	(165)	(599)
Acquisitions through business combinations (1)	—	5	64	—	4	6	79
Transfers and assets reclassified as held for sale (2)	(267)	24	14	(22)	195	—	(56)
Foreign currency translation and other	22	365	82	2	42	39	552
Balances at December 31, 2020	$382	$4,271	$5,592	$4,171	$1,931	$1,657	$18,004
Accumulated depreciation and impairment
Balance at January 1, 2019	$—	$(65)	(476)	(179)	(748)	—	(1,468)
Depreciation/depletion/impairment expense	—	(80)	(485)	(530)	(109)	(203)	(1,407)
Dispositions	—	21	123	—	95	24	263
Transfers and assets reclassified as held for sale (2)	—	17	53	3	4	(15)	62
Foreign currency translation and other	—	1	(24)	1	(35)	(3)	(60)
Balances at December 31, 2019 (3) (4)	$—	$(106)	$(809)	$(705)	$(793)	$(197)	$(2,610)
Depreciation/depletion/impairment expense	—	(93)	(662)	(554)	(114)	(263)	(1,686)
Dispositions	—	2	52	193	6	63	316
Transfers and assets reclassified as held for sale (2)	—	16	(4)	6	7	1	26
Foreign currency translation and other	—	(12)	(22)	—	(25)	(9)	(68)
Balance at December 31, 2020 (3) (4)	$—	$(193)	$(1,445)	$(1,060)	$(919)	$(405)	$(4,022)
Net book value
December 31, 2019	$633	$3,602	$4,226	$3,265	$900	$1,266	$13,892
December 31, 2020	$382	$4,078	$4,147	$3,111	$1,012	$1,252	$13,982
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(1)See Note 3 for additional information.
(2)Includes assets that were reclassified as held for sale and subsequently disposed. See Note 8 and Note 9 for additional information.
(3)Includes accumulated impairment losses of $46 million (2019: $14 million) for machinery and equipment, $276 million (2019: $271 million) for oil and gas properties and $370 million (2019: $184 million) for vessels.
(4)As at December 31, 2020 a total of $46 million (2019: $48 million) of future development costs were included in the depletion calculation.
(5)Comparative figures have been reclassified to conform to the current period’s classification to include mineral property and oil and gas assets.
The right-of-use assets and assets subject to operating leases in which the partnership is a lessor by class of underlying asset as at December 31, 2020 and the depreciation expense of right-of-use assets by class of underlying asset for the year ended December 31, 2020 are outlined below:

	Year ended December 31, 2020
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Total
Lessee
Right-of-use assets	$51	$621	$538	$22	$20	$1,252
Depreciation expense	(7)	(128)	(104)	(16)	(8)	$(263)
Lessor
Assets subject to operating leases	—	—	278	2,518	—	$2,796

	Year ended December 31, 2019
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others (1)	Total
Lessee
Right-of-use assets	$8	$632	$552	$53	$21	$1,266
Depreciation expense	(1)	(88)	(91)	(11)	(12)	$(203)
Lessor
Assets subject to operating leases	—	—	313	2,494	—	$2,807
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(1)Comparative figures have been reclassified to conform to the current period’s classification to include mineral property and oil and gas assets.

Disclosure of detailed information about intangible asset amortization periods	Definite life intangible assets are amortized on a straight line basis over the following periods:

Water and sewage concession rights	Up to 40 years
Brand names	Up to 20 years
Computer software	Up to 10 years
Customer relationships	Up to 30 years
Value of insurance contracts acquired	Up to 15 years
Patents and trademarks	Up to 40 years
Proprietary technology	Up to 20 years
Product development costs	Up to 5 years
Distribution networks	Up to 25 years
Loyalty program	Up to 15 years

Explanation of measurement bases used in preparing financial statements	The table below summarizes the partnership’s classification and measurement of financial assets and liabilities, under IFRS 9, Financial instruments (“IFRS 9”):

	IFRS 9 measurement category	Consolidated statements of financial position account
Financial assets
Cash and cash equivalents	Amortized cost	Cash and cash equivalents
Accounts receivable	Amortized cost / FVTPL	Accounts and other receivable, net
Restricted cash	Amortized cost	Financial assets
Equity securities	FVTPL / FVOCI	Financial assets
Debt securities	FVTPL / FVOCI / Amortized cost	Financial assets
Derivative assets	FVTPL (1)	Financial assets
Other financial assets	Amortized cost / FVTPL / FVOCI	Financial assets
Financial liabilities
Borrowings	Amortized cost	Non-recourse borrowings in subsidiaries of the partnership and Corporate borrowings
Accounts payable and other	Amortized cost	Accounts payable and other
Derivative liabilities	FVTPL (1)	Accounts payable and other
____________________________________
(1) Derivatives are classified and measured at FVTPL except those designated in hedging relationships.

Disclosure of fair value hierarchy levels	Fair value measurement is disaggregated into three hierarchical levels: Level 1, 2 or 3. Fair value hierarchical levels are based on the degree to which the inputs to the fair value measurement are observable. The levels are as follows:

Level 1 -	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.
Level 3 -	Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.